Net Loss Per Common Share (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Option and Warrants [Member]
Net Loss Per Common Share (Textual)
Shares issuable excluded from computation of diluted net loss per share	7,139,165	8,991,955	6,867,705	10,461,455
Convertible Debt [Member]
Net Loss Per Common Share (Textual)
Shares issuable excluded from computation of diluted net loss per share				823,157